Investment Objectives and Goals - EMERGING MARKETS EQUITIES FUND, INC	Aug. 29, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Emerging Markets Equities Fund, Inc.
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The fund’s investment objective is to seek long-term capital growth.